Exhibit 99.1

World Omni Auto Receivables Trust 2020-C
Monthly Servicer Certificate
August 31, 2020

Dates Covered
Collections Period	07/24/20 - 08/31/20
Interest Accrual Period	08/19/20 - 09/14/20
30/360 Days	26
Actual/360 Days	27
Distribution Date	09/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	1,264,811,527.90	46,124
Original Yield Supplement Overcollateralization Amount	53,594,287.39	0
Aggregate Starting Principal Balance	1,318,405,815.29	46,124
Principal Payments	42,282,866.33	665
Defaulted Receivables	26,673.42	1
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/20	51,051,393.45	0
Pool Balance at 08/31/20	1,225,044,882.09	45,458

Pool Statistics	$ Amount	# of Accounts
Pool Factor	96.79%
Prepayment ABS Speed	1.73%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	2,671,181.53	101
Past Due 61-90 days	388,636.06	14
Past Due 91-120 days	0.00	0
Past Due 121+ days	0.00	0
Total	3,059,817.59	115

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.24%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.03%
Delinquency Trigger Occurred	NO

Recoveries	13,670.67
Aggregate Net Losses/(Gains) -August 2020	13,002.75
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.01%
Prior Net Losses Ratio	N/A
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.00%

Overcollateralization Target Amount	14,088,016.14
Actual Overcollateralization	14,088,016.14
Weighted Average APR	4.08%
Weighted Average APR, Yield Adjusted	5.77%
Weighted Average Remaining Term	64.12

Flow of Funds	$ Amount
Collections	47,824,840.92
Investment Earnings on Cash Accounts	619.12
Servicing Fee(1)	(1,355,028.20)
Transfer to Collection Account	-
Available Funds	46,470,431.84

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	341,361.97
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,732.15
(5) Noteholders' Second Priority Principal Distributable Amount	11,795,117.91
(6) Class C Interest	18,973.50
(7) Noteholders' Third Priority Principal Distributable Amount	18,900,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	14,088,016.14
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,303,230.17
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	46,470,431.84

Servicing Fee	1,355,028.20
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Original Note Balance	1,255,740,000.00
Principal Paid	44,783,134.05
Note Balance @ 09/15/20	1,210,956,865.95

Class A-1
Original Note Balance	210,000,000.00
Principal Paid	44,783,134.05
Note Balance @ 09/15/20	165,216,865.95
Note Factor @ 09/15/20	78.6746981%

Class A-2
Original Note Balance	467,740,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	467,740,000.00
Note Factor @ 09/15/20	100.0000000%

Class A-3
Original Note Balance	416,710,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	416,710,000.00
Note Factor @ 09/15/20	100.0000000%

Class A-4
Original Note Balance	104,620,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	104,620,000.00
Note Factor @ 09/15/20	100.0000000%

Class B
Original Note Balance	37,770,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	37,770,000.00
Note Factor @ 09/15/20	100.0000000%

Class C
Original Note Balance	18,900,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	18,900,000.00
Note Factor @ 09/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	384,067.62
Total Principal Paid	44,783,134.05
Total Paid	45,167,201.67

Class A-1
Coupon	0.20684%
Interest Paid	32,577.30
Principal Paid	44,783,134.05
Total Paid to A-1 Holders	44,815,711.35

Class A-2
Coupon	0.35000%
Interest Paid	118,234.28
Principal Paid	0.00
Total Paid to A-2 Holders	118,234.28

Class A-3
Coupon	0.48000%
Interest Paid	144,459.47
Principal Paid	0.00
Total Paid to A-3 Holders	144,459.47

Class A-4
Coupon	0.61000%
Interest Paid	46,090.92
Principal Paid	0.00
Total Paid to A-4 Holders	46,090.92

Class B
Coupon	0.87000%
Interest Paid	23,732.15
Principal Paid	0.00
Total Paid to B Holders	23,732.15

Class C
Coupon	1.39000%
Interest Paid	18,973.50
Principal Paid	0.00
Total Paid to C Holders	18,973.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3058496
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	35.6627439
Total Distribution Amount	35.9685935

A-1 Interest Distribution Amount	0.1551300
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	213.2530193
Total A-1 Distribution Amount	213.4081493

A-2 Interest Distribution Amount	0.2527778
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.2527778

A-3 Interest Distribution Amount	0.3466667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3466667

A-4 Interest Distribution Amount	0.4405555
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.4405555

B Interest Distribution Amount	0.6283333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.6283333

C Interest Distribution Amount	1.0038889
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0038889

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	263.38
Noteholders' Third Priority Principal Distributable Amount	422.04
Noteholders' Principal Distributable Amount	314.58

Account Balances	$ Amount
Reserve Account
Balance as of 08/19/20	12,588,844.52
Investment Earnings	619.12
Investment Earnings Paid	(619.12)
Deposit/(Withdrawal)	-
Balance as of 09/15/20	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	1,201,560.85	N/A	N/A
Number of Extensions	40	N/A	N/A
Ratio of extensions to Beginning of Period Receivables Balance	0.09%	N/A	N/A

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.

Credit Risk Retention Information

The fair value of the notes and the certificates on the Closing Date is summarized below. The totals may not sum due to rounding.

	Fair Value	Fair Value
	(in millions)	(as a percentage)
Class of Securities
Class A Notes	$1,198.90	89.3%
Class B Notes	$37.76	2.8%
Class C Notes	$18.90	1.4%
Fair Value of the Notes	$1,255.56	93.5%
Certificates	$87.10	6.5%
Total	$1,342.67	100.0%
Reserve Account	$12.59	0.9%
Fair Value of the Certificates and Reserve
Account	$99.69	7.4%

The fair value of the Certificates and Reserve Account is expected to represent at least 5% of the sum of the fair value of the Notes and the Certficates.